LONG-TERM DEBT - Maturity (Details) - CAD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
LONG-TERM DEBT
Long-term debt	$ 7,422.6	$ 9,999.5	$ 8,836.9
Cost
LONG-TERM DEBT
Long-term debt	7,426.7	$ 10,019.7
Cost | 2026
LONG-TERM DEBT
Long-term debt	0.0
Cost | 2027
LONG-TERM DEBT
Long-term debt	0.0
Cost | 2028
LONG-TERM DEBT
Long-term debt	2,376.1
Cost | 2029
LONG-TERM DEBT
Long-term debt	1,781.8
Cost | 2030
LONG-TERM DEBT
Long-term debt	925.1
Cost | Thereafter
LONG-TERM DEBT
Long-term debt	$ 2,343.7